Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	$ 655	$ 1,015
Unpaid Principal Balance	655	1,015
Specific Allowance	238	458
Average Investment in Impaired Loans	637	1,205
Interest Income Recognized	29	29
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	5,675	5,943
Unpaid Principal Balance	5,675	5,943
Specific Allowance	1,151	916
Average Investment in Impaired Loans	5,885	6,984
Interest Income Recognized	256	280
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Balance		0
Unpaid Principal Balance		0
Specific Allowance		0
Average Investment in Impaired Loans		38
Interest Income Recognized		0
Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance		0
Unpaid Principal Balance		0
Specific Allowance		0
Average Investment in Impaired Loans		3
Interest Income Recognized		0
Loans without a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	1,024	1,907
Unpaid Principal Balance	1,024	1,907
Specific Allowance	0	0
Average Investment in Impaired Loans	1,010	3,192
Interest Income Recognized	57	66
Loans without a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	136	361
Unpaid Principal Balance	136	361
Specific Allowance	0	0
Average Investment in Impaired Loans	116	465
Interest Income Recognized	2	16
Loans without a specific valuation allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	888	1,546
Unpaid Principal Balance	888	1,546
Specific Allowance	0	0
Average Investment in Impaired Loans	894	2,717
Interest Income Recognized	53	50
Loans without a specific valuation allowance | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Balance		0
Unpaid Principal Balance		0
Specific Allowance		0
Average Investment in Impaired Loans		10
Interest Income Recognized		0
Loans without a specific valuation allowance | Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance		0
Unpaid Principal Balance		0
Specific Allowance		0
Average Investment in Impaired Loans		0
Interest Income Recognized		0
Loans with a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	5,306	5,051
Unpaid Principal Balance	5,306	5,051
Specific Allowance	1,389	1,374
Average Investment in Impaired Loans	5,512	5,038
Interest Income Recognized	230	243
Loans with a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	519	654
Unpaid Principal Balance	519	654
Specific Allowance	238	458
Average Investment in Impaired Loans	521	740
Interest Income Recognized	27	13
Loans with a specific valuation allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	4,787	4,397
Unpaid Principal Balance	4,787	4,397
Specific Allowance	1,151	916
Average Investment in Impaired Loans	4,991	4,267
Interest Income Recognized	203	230
Loans with a specific valuation allowance | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Balance		0
Unpaid Principal Balance		0
Specific Allowance		0
Average Investment in Impaired Loans		28
Interest Income Recognized		0
Loans with a specific valuation allowance | Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance		0
Unpaid Principal Balance		0
Specific Allowance		0
Average Investment in Impaired Loans		3
Interest Income Recognized		$ 0